Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Earnings Per Share, Basic and Diluted

	September 30, 2021			September 30, 2020
(in thousands, except for unit and per unit amounts)	Class A		Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net loss	$(5,718)		$(2,340)	$(734)	$(371)
Less: annual dividends on redeemable preferred units	(8,692)		(3,557)	(2,781)	(1,405)

Net loss attributable to common unitholders	(14,410)		(5,897)	(3,515)	(1,776)

Denominator
Weighted-average units used to compute basic earnings per unit	5,480,611		2,242,981	3,227,744	1,631,064

Basic and Diluted Earnings Per Unit	$(2.63	) $	(2.63)	$(1.09)	$(1.09)

	December 31, 2020		December 31, 2019
(in thousands, except for unit and per unit amounts)	Class A	Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net income (loss)	$(5,380)	$(2,584)	$(3,201)	$(1,571)
Less: annual dividends on redeemable preferred units	(4,083)	(1,961)	(1,753)	(860)

Net income (loss) attributable to common unitholders	(9,463)	(4,545)	(4,954)	(2,431)

Denominator
Weighted-average units used to compute basic earnings per unit	3,531,681	1,696,135	1,578,164	774,500
Basic Earnings Per Unit	$(2.68)	$(2.68)	$(3.14)	$(3.14)

Schedule of Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]	Costs of maintenance and repairs are charged to expense when incurred.

Asset	Useful Lives (In Years)
Property and leasehold Improvements	4-20
Machinery & equipment	1-6
Furniture & fixtures	1-7
Vehicles and equipment	1-4
Capitalized software	1-2

ALTIMAR ACQUISITION CORP. II [Member]
Schedule Of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Redeemable Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$2,082,014	$587,479
Denominator:
Basic and diluted weighted average shares outstanding	34,500,000	29,571,429
Basic and diluted net income (loss) per share	$0.06	$0.02

Class B Ordinary Shares
Numerator:
Allocation of net income (loss)	$520,503	$168,073
Denominator:
Basic and diluted weighted average shares outstanding	8,625,000	8,460,165
Basic and diluted net income (loss) per share	$0.06	$0.02

Summary of Temporary Equity Reconciliation Of Cash Flows To Outstanding Value
At September 30, 2021 the Class A Ordinary Shares reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$345,000,000
Plus / (less) adjustments to carrying value:
Proceeds allocated to the Public Warrants	(12,933,516)
Class A Ordinary Shares issuance costs	(18,735,887)
Plus:
Accretion of carrying value to redemption value	31,669,403

Class A Ordinary Shares subject to possible redemption	$345,000,000